Impact of Restatement on Consolidated Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended					9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 As Reported	Dec. 31, 2011 As Reported	Sep. 30, 2013 Adjustment	Dec. 31, 2012 Adjustment	Dec. 31, 2011 Adjustment
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net loss	$ (12,402)	$ (8,282)	$ (6,836)	$ (9,628)	$ (5,615)	$ (2,029)	$ (2,408)	$ (5,690)	$ (4,746)	$ (30,361)	$ (14,873)	$ (15,064)	$ (14,738)	$ (14,932)	$ 33	$ (135)	$ (132)
Depreciation and amortization	2,444				1,904					8,172	8,560	7,306	8,294	7,040	100	266	266
Interest accrual on financing obligation	459				443					1,768	1,774	1,771			443	1,774	1,771
Other non-current liabilities	325				85					331	293	141	411	311	(25)	(118)	(170)
Net cash and cash equivalents provided by operating activities											12,408	5,882	10,622	4,148	451	1,786	1,734
Payments on financing and capital lease obligations											(3,145)	(2,810)	(1,359)	(1,076)	(451)	(1,786)	(1,734)
Net cash and cash equivalents used in financing activities											$ (2,253)	$ (2,445)	$ (467)	$ (711)	$ 451	$ (1,786)	$ (1,734)